Asset retirement obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Asset Retirement Obligation

The following table provides a summary of our asset retirement obligation activity during the six months ended June 30, 2012 and 2011.

	For the six months ended June 30,
	2012	2011
Beginning balance	$46,493	$41,695
Liabilities incurred in current period	416	242
Liabilities settled in current period	(1,211)	(550)
Accretion expense	1,969	1,769

	47,667	43,156
Less current portion	2,900	690

	$44,767	$42,466

The following table provides a summary of our asset retirement obligation activity during the years ended December 31, 2011 and 2010.

	For the year ended December 31,
	2011	2010
Beginning balance	$41,695	$37,465
Liabilities incurred in current period	2,522	1,488
Liabilities settled in current period	(1,354)	(518)
Accretion expense	3,630	3,260

	46,493	41,695
Less current portion	2,900	690

	$43,593	$41,005